Risk Management and Report (Details) - Schedule of Book Value of Loans with Renegotiated Terms - CLP ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Loans to Customers at amortized cost
Total renegotiated financial assets	$ 1,019,014	$ 890,985
Domestic banks [Member]
Renegotiated Assets [Line Items]
Loans and advances to banks
Foreign banks [Member]
Renegotiated Assets [Line Items]
Loans and advances to banks
Loans and Advances [Member]
Renegotiated Assets [Line Items]
Loans and advances to banks
Commercial loans [Member]
Loans to Customers at amortized cost
Loans to Customers at amortized cost	445,462	381,171
Residential mortgage loans [Member]
Loans to Customers at amortized cost
Loans to Customers at amortized cost	266,920	251,380
Consumer loans [Member]
Loans to Customers at amortized cost
Loans to Customers at amortized cost	306,632	258,434
Subtotal [Member]
Loans to Customers at amortized cost
Loans to Customers at amortized cost	$ 1,019,014	$ 890,985